Rental Income, Net (Details) - Schedule of leased assets on a straight-line basis - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Leased Assets on a Straight Line Basis [Abstract]
Rental income	$ 388,058	$ 416,692	$ 325,839
Rental expense	(289,342)	(300,499)	(3,419)
Total rental income, net	$ 98,716	$ 116,193	$ 322,420